Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments [Abstract]
Summary of Amounts Recognized In The Statement of Financial Position	The Consolidated Statement of Financial Position and the Consolidated Income Statement discloses the following amounts relating to leases:
Amounts recognized in the Consolidated Statement of Financial Position

	2022	2021
Right-of-use assets	18,122	12,624
(-) Depreciation of right-of-use assets	(2,833)	(4,469)
Right-of-use assets	15,289	8,155
Lease liabilities (current) (a)	2,243	951
Lease liabilities (non-current) (a)	13,851	6,913
Lease liabilities	16,094	7,864

	2022	2021
Related party lease - Santiago
Lease liabilities (current)	502	322
Lease liabilities (non-current)	3,078	2,093

Summary of Amounts Recognized In The Statement of Profit Or Loss
Amounts recognized in the Consolidated Income Statement

	2022	2021	2020
Depreciation of right-of-use assets (b)	(2,405)	(1,201)	(1,026)
Interest on lease liabilities (b)	(1,807)	(1,022)	(869)
Principal paid	(1,652)	(832)	(893)

	2022	2021
Related party lease - Santiago
Principal paid	425	26
Depreciation of right-of-use assets	481	35
Interest on lease liabilities	73	5

Disclosure Of Consideration Payable	Consideration payable on acquisition
The following table reflects consideration payable from acquisition transactions

	2022	2021
Deferred consideration payable (a)	15,889	—
Consideration payable on acquisition – Igah (d)	4,771	—
Consideration payable on acquisition – VBI (c)	11,792	—
Consideration payable on acquisition - Kamaroopin (b)	735	—
Consideration payable on acquisition - Moneda	—	16,437

Current liabilities – consideration payable on acquisition	33,187	16,437

Contingent consideration payable on acquisition – Moneda (note 30(b))	12,891	25,775
Deferred consideration payable (a)	10,592	2,037
Contingent consideration payable on acquisition – VBI (note 30(b))	9,072	—
Consideration payable on acquisition - Kamaroopin (b)	859	—

Non-current liabilities – consideration payable on acquisition	33,414	27,812

(a)The Moneda business combination transaction included US$ 58.7 million expected to be paid to Moneda’s former partners who are currently employees of the Group. The amount to be paid in exchange for their services is subject to a time vesting period, with two equal installments due on December 1, 2023 and December 1, 2024 respectively. This expense is recognized as a compensation expense as the employees render services. For the year ended December 31, 2022, US$ 24.4 million (US$ 2 million for the year ended December 31, 2021) was recognized as an expense in the Group’s Consolidated Income Statement.

(b)Consideration payable for the acquisition of Kamaroopin will be paid in two installments, 12 months and 24 months after closing date respectively.

(c)The consideration payable to VBI is indexed to interbank interest rates (CDI) in Brazil as per the terms of the acquisition agreement. The liability includes the second installment payable to selling shareholder of VBI and a preferred dividend payable to the preferred shareholders of VBI, determined in accordance with the terms of the acquisition agreement – (note 29).

(d)Consideration payable for the acquisition of Igah per terms of the purchase agreement consisting of equity consideration in common shares and preferred dividends payable – (note 29)

Disclosure Of Commitments Subject To Possible Redemption
Movements during the year on the Group’s commitment subject to possible redemption are detailed below:

Commitment subject to possible redemption
Balance at December 31, 2021	—
Commitment subject to possible redemption raised	220,458
IPO expenses - SPAC	10,325
Interest earned on trust account	3,362
Balance at December 31, 2022	234,145

Schedule Of Movement In Gross Obligations Under Put Optioin
Movements during the year on the Group’s gross obligation under the VBI put option and the Igah put option are detailed below.

Purchase commitments for minority interests shares
	VBI	Igah IV	Total
Balance at December 31, 2021	—	—	—
Obligations raised	60,866	7,884	68,750
Cumulative translation adjustment	1,126	—	1,126
Gross obligation adjustments	3,552	—	3,552
Balance at December 31, 2022	65,544	7,884	73,428